Share Capital - Additional Information (Detail)	1 Months Ended	12 Months Ended						1 Months Ended						1 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended
	May 31, 2007 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	May 31, 2007 American Depositary Share USD ($)	May 31, 2007 Ordinary Shares USD ($)	May 31, 2009 Ctrip.com International Ltd USD ($)	May 31, 2009 Ctrip.com International Ltd CNY	May 21, 2009 Ctrip.com International Ltd American Depositary Share USD ($)	May 21, 2009 Ctrip.com International Ltd Ordinary Shares USD ($)	Oct. 31, 2007 Top Star Hotel Chain USD ($)	Oct. 31, 2007 Top Star Hotel Chain CNY	Oct. 22, 2007 Top Star Hotel Chain American Depositary Share USD ($)	Oct. 22, 2007 Top Star Hotel Chain Ordinary Shares USD ($)	Sep. 30, 2011 Motel 168 USD ($)	Sep. 30, 2011 Motel 168 CNY	Sep. 30, 2011 Motel 168 American Depositary Share USD ($)	Sep. 30, 2011 Motel 168 Ordinary Shares USD ($)	Jul. 31, 2006 Private Placement Executives and directors fo parent company CNY	Jul. 31, 2006 Private Placement Executives and directors fo parent company USD ($)	Oct. 31, 2006 IPO CNY	Oct. 31, 2006 IPO USD ($)	Oct. 31, 2006 IPO American Depositary Share USD ($)	Oct. 31, 2006 IPO Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized value						$ 1,000,000	$ 1,000,000
Shares authorized		200,000,000	200,000,000			200,000,000	200,000,000																		200,000,000
Shares issued								1,478,155	2,956,310	7,514,503	7,514,503			655,831				8,149,616				2,834,037				5,874,237	11,748,474
Shares issued in equity					341,078,000					50,000				28,252				105,008				62,918,000
Ordinary shares issued, price per share								$ 34.27	$ 17.135														$ 2.77			$ 13.8
Share base compensation expense																						9,564,000
Number of ordinary shares																										2
Proceeds from initial public offering																								581,252,000
Conversion of preferred stock																								22,924,886
Shares par value		$ 0.005																							$ 0.005
Proceeds from secondary offering	370,379,000
purchase price per ordinary share												$ 13.3076	$ 6.6538			$ 43.078	$ 21.539			$ 25.77	$ 12.885
Net proceeds from issuance of ordinary shares															106,022,000				667,314,000
Net proceeds from issuance of ordinary shares		$ 0	0	0	341,078,000						341,078,000